Borrowings - Schedule of Federal Home Loan Bank Advances (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Federal Home Loan Bank Advances Maturing July 2025 [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Total advances outstanding at year-end	$ 20,000	$ 20,000
Federal Home Loan Bank Advances Maturing January 2026 [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Total advances outstanding at year-end	10,000	0
Federal Home Loan Bank Advances Maturing December 2026 [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Total advances outstanding at year-end	10,000	10,000
Federal Home Loan Bank Advances [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Total advances outstanding at year-end	$ 40,000	$ 30,000